Stockholders’ Deficit (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Percentage of conversion basis		20.00%
Class A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights	one	one
Common stock, shares issued	7,047,500
Common stock, shares outstanding	7,047,500
Class A Common Stock [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued	2,100,481
Common stock, shares outstanding		28,750,000
Class A Common Stock Subject To Possible Redemption [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued	2,100,481	28,750,000	28,750,000
Class B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights	one	one
Common stock, shares issued	140,000	7,187,500	7,187,500
Common stock, shares outstanding	140,000	7,187,500	7,187,500
Business Combination [Member]
Stockholders’ Deficit [Line Items]
Total number of all shares percentage	20.00%